Note 15 - Financial Instruments (Details) - Quantitative Information about Level 3 Fair Value Measurements - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other investment	$ 7,396,738	$ 6,183,800	$ 5,196,196
Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Other investment	$ 7,396,738
Other investment	19%